RELATED PARTY TRANSACTIONS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
15.	RELATED PARTY TRANSACTIONS
Management Agreement
Pursuant to the Management Agreement, the Manager manages the loans and day-to-day operations of the Company, subject at all times to the further terms and conditions set forth in the Management Agreement and such further limitations or parameters as may be imposed from time to time by the Company’s Board.
The Manager will receive base management fees (the “Base Management Fee”) that are calculated and payable quarterly in arrears, in an amount equal to 0.375% of the Company’s Equity (as defined below), subject to certain adjustments, less 50% of the aggregate amount of any other fees (“Outside Fees”), including any agency fees relating to our loans, but excluding the Incentive Compensation (as defined below) and any diligence fees paid to and earned by the Manager and paid by third parties in connection with the Manager’s due diligence of potential loans.
Prior to the IPO, the quarterly base management fee was equal to 0.4375% of the Company’s Equity, subject to certain adjustments, less 100% of the aggregate amount of any Outside Fees, including any agency fees relating to our loans, but excluding the Incentive Compensation and any diligence fees paid to and earned by the Manager and paid by third parties in connection with the Manager’s due diligence of potential loans.
In addition to the Base Management Fee, the Manager is entitled to receive incentive compensation (the “Incentive Compensation” or “Incentive Fees”) under the Management Agreement. Under the Management Agreement, the Company will pay Incentive Fees to the Manager based upon the Company’s achievement of targeted levels of Core Earnings. “Core Earnings” is defined in the Management Agreement as, for a given period means the net income (loss) for such period, computed in accordance with GAAP, excluding (i) non-cash equity compensation expense, (ii) the Incentive Compensation, (iii) depreciation and amortization, (iv) any unrealized gains or losses or other non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income and (v) one-time events pursuant to changes in GAAP and certain non-cash charges, in each case after discussions between the Manager and the Company’s independent directors and approved by a majority of the independent directors. The Incentive Compensation for the three and nine months ended September 30, 2021 was approximately $1,769,207 and $3,873,984, respectively. For the period from July 31, 2020 to September 30, 2020, the Manager agreed to waive the incentive compensation.
The Company shall pay all of its costs and expenses and shall reimburse the Manager or its affiliates for expenses of the Manager and its affiliates paid or incurred on behalf of the Company, excepting only those expenses that are specifically the responsibility of the Manager pursuant to the Management Agreement.
The following table summarizes the related party costs incurred by the Company for the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	For the three months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020	For the nine months ended September 30, 2021	Period from July 31, 2020 to September 30, 2020
Affiliate Costs
Management fees	$1,030,718	$226,234	$2,301,924	$226,234
Less Outside Fees earned	(256,989)	(84,167)	(677,439)	(84,167)
Incentive fees earned	1,769,207	—	3,873,984	—
General and administrative expenses reimbursable to Manager	625,711	165,434	1,415,217	165,434
Total	$3,168,647	$307,501	$6,913,686	$307,501
Amounts payable to the Company’s Manager as of September 30, 2021 and December 31, 2020 were $3,389,646 and $728,298, respectively.
Due to Affiliate
Amounts due to an affiliate of the Company as of September 30, 2021 and December 31, 2020 were $9,550,625 and $0, respectively. The amount due to the affiliate, AFC Management, is related to the funding of the loan to Subsidiary of Private Co. G and was subsequently paid to AFC Management on October 1, 2021.
Investments in Loans
From time to time, the Company may co-invest with other investment vehicles managed by the Company’s Manager or its affiliates, including the Manager, and their portfolio companies, including by means of splitting loans, participating in loans or other means of syndicating loans. The Company is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Company’s risk is limited to the carrying value of its investment in any such loan. As of September 30, 2021, there were three co-invested loans held by the Company and an affiliate of the Company.
In connection with investments in loans, the Company may receive the option to assign the right (the “Assigned Right”) to acquire warrants and/or equity of the borrower. The Company may sell the Assigned Right, and the sale may be to an affiliate of the Company. During the three months ended September 30, 2021, the Company neither received nor sold any Assigned Right. For the nine months ended September 30, 2021, the Company sold approximately $2.3 million of Assigned Rights to an affiliate which are accounted for as additional original issue discount and accreted over the life of the loans. For the period from July 31, 2020 to September 30, 2020, the Company did not have any Assigned Rights which were assigned or sold.
Secured Revolving Credit Facility From Affiliate
The Company has the Revolving Credit Facility from AFC Finance, LLC, an affiliate of the Company. Refer to Note 9 to our unaudited consolidated financial statements for more information.

15.	RELATED PARTY TRANSACTIONS
Management Agreement
Pursuant to the Management Agreement, the Manager will manage the loans and day-to-day operations of the Company, subject at all times to the further terms and conditions set forth in the Management Agreement and such further limitations or parameters as may be imposed from time to time by the Company’s Board.
The Manager will receive base management fees (the “Base Management Fee”) that are calculated and payable quarterly in arrears, in an amount equal to 0.4375% of the Company’s Equity, determined as of the last day of each such quarter;
provided that the Base Management Fee shall be reduced by the aggregate amount of any other fees earned and paid to the Manager during such quarter resulting from the investment advisory services and general management services rendered by it under the Management Agreement, including any syndication, structuring, diligence, monitoring or agency fees relating to the Company’s loans, but excluding the Incentive Compensation.
In addition to the Base Management Fee, the Manager is entitled to receive incentive compensation (the “Incentive Compensation” or “Incentive Fees”) under the Management Agreement. Under the Management Agreement, the Company will pay Incentive Fees to the Manager based upon the Company’s achievement of targeted levels of Core Earnings. “Core Earnings” is defined in the Management Agreement as, for a given period means the net income (loss) for such period, computed in accordance with GAAP, excluding (i) non-cash equity compensation expense, (ii) the Incentive Compensation, (iii) depreciation and amortization, (iv) any unrealized gains or losses or other non-cash items that are included in net income for the applicable reporting period, regardless of whether such items are included in other comprehensive income or loss, or in net income and (v) one-time events pursuant to changes in GAAP and certain non-cash charges, in each case after discussions between the Manager and the Independent Directors and approved by a majority of the Independent Directors. The Manager has agreed to waive the incentive compensation for the period from July 31, 2020 (date of commencement of operations) through December 31, 2020 which would have been approximately $479,166 for the period.
The Company shall pay all of its costs and expenses and shall reimburse the Manager or its Affiliates for expenses of the Manager and its Affiliates paid or incurred on behalf of the Company, excepting only those expenses that are specifically the responsibility of the Manager pursuant to the Management Agreement.
The following table summarizes the related party costs incurred by the Company for the period from July 31, 2020 (commencement of operations) to December 31, 2020 and amounts payable to the Company’s Manager as of December 31, 2020.
	Incurred for the period from July 31, 2020 to December 31, 2020	Payable as of December 31, 2020
Affiliate Payments
Management fees	$ 623,361	$ 222,127
Less other fees earned and paid to the Manager	(259,167)	—
General and administrative expenses reimbursed to Manager	671,605	506,171
Total	$1,035,799	$ 728,298
Investments in Loans
From time to time, the Company may co-invest with other investment vehicles managed by the Company’s Management or its affiliates, including the Manager, and their portfolio companies, including by means of splitting loans, participating in loans or other means of syndicating loans. The Company is not obligated to provide, nor has it provided, any financial support to the other managed investment vehicles. As such, the Company’s risk is limited to the carrying value of its investment in any such loan. As of and for the period from July 31, 2020 to December 31, 2020, there were no co-investments held by the Company.
In connection with investments in loans, the Company may receive the option to assign the right (the “Assigned Right”) to acquire warrants and/or equity of the borrower. The Company may sell the Assigned Right, and the sale may be to an affiliate of the Company. As of and for the period from July 31, 2020 to December 31, 2020, the Company sold approximately $1.6 million of Assigned Rights which are accounted for as additional original issue discount and accreted over the life of the loans.
Loans Acquired From Affiliate
The Company acquired loans at fair value of approximately $46,802,841 and cash from an affiliate of the Company’s Management in exchange for issuance of 3,342,500 shares of common stock.
Secured Revolving Credit From Affiliate
The Company obtained a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management. Refer to footnote 9 for more information.